INVESTMENTS IN JOINT VENTURES AND ASSOCIATES	12 Months Ended
Dec. 31, 2019
Disclosure of joint ventures [text block] [Abstract]
Disclosure of joint ventures [text block]

NOTE 22: INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

The Group’s share of results of, and investments in, equity accounted joint ventures and associates comprises:

	Joint ventures			Associates			Total
	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m
Share of income statement amounts:
Income	66	8	(5)	(1)	–	4	65	8	(1)
Expenses	(59)	1	–	–	–	–	(59)	1	–
Impairment	–	–	7	–	–	–	–	–	7
Profit (loss) before tax	7	9	2	(1)	–	4	6	9	6
Tax	–	–	–	–	–	–	–	–	–
Share of post-tax results	7	9	2	(1)	–	4	6	9	6
Share of other comprehensive income	–	8	–	–	–	–	–	8	–
Share of total comprehensive income	7	17	2	(1)	–	4	6	17	6
Share of balance sheet amounts:
Current assets	347	27		5	15		352	42
Non-current assets	158	54		6	17		164	71
Current liabilities	(35)	(2)		–	(20)		(35)	(22)
Non-current liabilities	(177)	–		–	–		(177)	–
Share of net assets at 31 December	293	79		11	12		304	91
Movement in investments over the year:
At 1 January	79	64		12	1		91	65
Exchange and other adjustments	–	–		–	1		–	1
Acquisitions	1	–		–	–		1	–
Establishment of joint venture (note 23)	208	–		–	–		208	–
Additional investments	–	12		–	11		–	23
Disposals	–	–		–	(1)		–	(1)
Share of post-tax results	7	9		(1)	–		6	9
Share of other comprehensive income	–	8		–	–		–	8
Dividends paid	(2)	(14)		–	–		(2)	(14)
Share of net assets at 31 December	293	79		11	12		304	91

The Group’s unrecognised share of losses of associates for the year was £nil (2018: £4 million; 2017; £nil). For entities making losses, subsequent profits earned are not recognised until previously unrecognised losses are extinguished. The Group’s unrecognised share of losses net of unrecognised profits on a cumulative basis of associates is £17 million (2018: £17 million; 2017 £17 million) and of joint ventures is £3 million (2018: £3 million; 2017: £29 million).

Where entities have statutory accounts drawn up to a date other than 31 December management accounts are used when accounting for them by the Group.